Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	As of December 31,
	2022	2023
	$’000	$’000
Other payables and accruals (Note i)	255	303
Tax payable		773
Payroll and bonus payables	3,622	3,814
Total	3,877	4,890

Note i:

Other payables and accruals are unsecured, non-interest-bearing and repayable on demand. The fair values of other payables and accruals at the end of each of the Relevant Periods approximated to their corresponding carrying amounts.